Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The approximate deferred tax assets and liabilities, assuming a blended state and federal rate of 26% and the related allowance are as follows:

	2019	2018
Non-current deferred tax assets (liabilities), net:
Tax benefit of net operating loss carryforwards	$1,027,000	$962,000
Less valuation allowance	(1,027,000)	(962,000)
Net deferred tax asset	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The following are reconciliations of the income tax at the effective tax rate with the income tax at the U.S. federal and state statutory tax rate for the years ended December 31, 2019 and 2018:

	2018	2017
Income tax provision at the federal and state statutory rate	26%	26%
Effect of operating losses and other temporary differences	(26)%	(26)%
Effective tax rates	0%	0%